Shareholder Report, Holdings (Details)	Dec. 31, 2024
Variable Portfolio – Partners International Value Fund - Class 1 [Member] | Roche Holding AG, Genusschein Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Variable Portfolio – Partners International Value Fund - Class 1 [Member] | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Variable Portfolio – Partners International Value Fund - Class 1 [Member] | Reckitt Benckiser Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Variable Portfolio – Partners International Value Fund - Class 1 [Member] | BASF SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Variable Portfolio – Partners International Value Fund - Class 1 [Member] | Julius Baer Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Variable Portfolio – Partners International Value Fund - Class 1 [Member] | Daimler Truck Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Variable Portfolio – Partners International Value Fund - Class 1 [Member] | ArcelorMittal SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Variable Portfolio – Partners International Value Fund - Class 1 [Member] | Rexel SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Variable Portfolio – Partners International Value Fund - Class 1 [Member] | Amundi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Variable Portfolio – Partners International Value Fund - Class 1 [Member] | Accor SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Variable Portfolio – Partners International Value Fund - Class 1 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Variable Portfolio – Partners International Value Fund - Class 1 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Variable Portfolio – Partners International Value Fund - Class 1 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Variable Portfolio – Partners International Value Fund - Class 1 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Variable Portfolio – Partners International Value Fund - Class 1 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Variable Portfolio – Partners International Value Fund - Class 1 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Variable Portfolio – Partners International Value Fund - Class 1 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Variable Portfolio – Partners International Value Fund - Class 1 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Variable Portfolio – Partners International Value Fund - Class 1 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Variable Portfolio – Partners International Value Fund - Class 1 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Variable Portfolio – Partners International Value Fund - Class 1 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Variable Portfolio – Partners International Value Fund - Class 1 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Variable Portfolio – Partners International Value Fund - Class 1 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Variable Portfolio – Partners International Value Fund - Class 1 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Variable Portfolio – Partners International Value Fund - Class 1 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Variable Portfolio – Partners International Value Fund - Class 1 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Variable Portfolio – Partners International Value Fund - Class 1 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Variable Portfolio – Partners International Value Fund - Class 1 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Variable Portfolio – Partners International Value Fund - Class 1 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Variable Portfolio – Partners International Value Fund - Class 1 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Variable Portfolio – Partners International Value Fund - Class 1 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Variable Portfolio – Partners International Value Fund - Class 1 [Member] | Other
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Variable Portfolio – Partners International Value Fund - Class 2 [Member] | Roche Holding AG, Genusschein Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Variable Portfolio – Partners International Value Fund - Class 2 [Member] | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Variable Portfolio – Partners International Value Fund - Class 2 [Member] | Reckitt Benckiser Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Variable Portfolio – Partners International Value Fund - Class 2 [Member] | BASF SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Variable Portfolio – Partners International Value Fund - Class 2 [Member] | Julius Baer Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Variable Portfolio – Partners International Value Fund - Class 2 [Member] | Daimler Truck Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Variable Portfolio – Partners International Value Fund - Class 2 [Member] | ArcelorMittal SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Variable Portfolio – Partners International Value Fund - Class 2 [Member] | Rexel SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Variable Portfolio – Partners International Value Fund - Class 2 [Member] | Amundi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Variable Portfolio – Partners International Value Fund - Class 2 [Member] | Accor SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Variable Portfolio – Partners International Value Fund - Class 2 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Variable Portfolio – Partners International Value Fund - Class 2 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Variable Portfolio – Partners International Value Fund - Class 2 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Variable Portfolio – Partners International Value Fund - Class 2 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Variable Portfolio – Partners International Value Fund - Class 2 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Variable Portfolio – Partners International Value Fund - Class 2 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Variable Portfolio – Partners International Value Fund - Class 2 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Variable Portfolio – Partners International Value Fund - Class 2 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Variable Portfolio – Partners International Value Fund - Class 2 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Variable Portfolio – Partners International Value Fund - Class 2 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Variable Portfolio – Partners International Value Fund - Class 2 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Variable Portfolio – Partners International Value Fund - Class 2 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Variable Portfolio – Partners International Value Fund - Class 2 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Variable Portfolio – Partners International Value Fund - Class 2 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Variable Portfolio – Partners International Value Fund - Class 2 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Variable Portfolio – Partners International Value Fund - Class 2 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Variable Portfolio – Partners International Value Fund - Class 2 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Variable Portfolio – Partners International Value Fund - Class 2 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Variable Portfolio – Partners International Value Fund - Class 2 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Variable Portfolio – Partners International Value Fund - Class 2 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Variable Portfolio – Partners International Value Fund - Class 2 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Variable Portfolio – Partners International Value Fund - Class 2 [Member] | Other
Holdings [Line Items]
Percent of Net Asset Value	18.50%